Income Tax - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal
Current	$ 746,540	$ (226)
Deferred	(198,874)	(64,668)
State
Current
Deferred
Change in valuation allowance	198,874	64,668
Income tax provision	$ 746,540	$ (226)